10. Shareholders’ Equity (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 CAD ($)
Snowstorm Exploration LLC
Disclosure of detailed information about business combination [line items]
Assets acquired and liabilities assumed	$ 14,327
Consideration paid	14,327
Snowstorm Exploration LLC | Share issuance
Disclosure of detailed information about business combination [line items]
Consideration paid	10,073
Snowstorm Exploration LLC | Warrants
Disclosure of detailed information about business combination [line items]
Consideration paid	3,275
Snowstorm Exploration LLC | Acquisition costs
Disclosure of detailed information about business combination [line items]
Consideration paid	979
Snowstorm Exploration LLC | Current assets
Disclosure of detailed information about business combination [line items]
Assets acquired and liabilities assumed	2
Snowstorm Exploration LLC | Mineral interests
Disclosure of detailed information about business combination [line items]
Assets acquired and liabilities assumed	13,988
Snowstorm Exploration LLC | Reclamation deposits
Disclosure of detailed information about business combination [line items]
Assets acquired and liabilities assumed	337
SnipGold
Disclosure of detailed information about business combination [line items]
Assets acquired and liabilities assumed	14,775
Consideration paid	14,775
SnipGold | Share issuance
Disclosure of detailed information about business combination [line items]
Consideration paid	12,452
SnipGold | Acquisition costs
Disclosure of detailed information about business combination [line items]
Consideration paid	1,704
SnipGold | Options and warrants
Disclosure of detailed information about business combination [line items]
Consideration paid	619
SnipGold | Current assets
Disclosure of detailed information about business combination [line items]
Assets acquired and liabilities assumed	566
SnipGold | Mineral interests
Disclosure of detailed information about business combination [line items]
Assets acquired and liabilities assumed	16,441
SnipGold | Current liabilities
Disclosure of detailed information about business combination [line items]
Assets acquired and liabilities assumed	(8)
SnipGold | Provision for reclamation liabilities
Disclosure of detailed information about business combination [line items]
Assets acquired and liabilities assumed	$ (2,224)